FINANCIAL INSTRUMENTS (Schedule of financial assets and liabilities measured at fair value on a recurring basis) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Fair value | Fair Value, Measurements, Recurring
Assets:
Available-for-sale debt securities	$ 8,293	$ 9,431
Equity securities	1,480	10,367
Equity securities pledged to creditors	13,032	9,007
Derivative instrument, long-term assets	3,675	3,406
Total assets	26,480
Liabilities:
Floating rate NOK bonds due 2023	(80,831)
Floating rate NOK bonds due 2024	(80,052)
Floating rate NOK bonds due 2025	(60,632)
Interest rate/currency swaps, short-term payables	(1,714)
Interest rate/currency swaps, long-term payables	(21,357)	(32,712)
Total liabilities	(678,631)
Fair value | Fair Value, Measurements, Recurring | 5.75% senior unsecured convertible notes due 2021
Liabilities:
Convertible Debt, Fair Value Disclosures	(145,450)
Fair value | Fair Value, Measurements, Recurring | 4.875% senior unsecured convertible notes due 2023
Liabilities:
Convertible Debt, Fair Value Disclosures	(137,470)
Fair value | Fair Value, Measurements, Recurring | 7.25% senior unsecured sustainability-linked bonds due 2026
Liabilities:
Convertible Debt, Fair Value Disclosures	(151,125)
Fair value | Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for identical Assets/Liabilities (Level 1)
Assets:
Available-for-sale debt securities	4,620
Equity securities	1,480
Equity securities pledged to creditors	13,032
Total assets	19,132
Liabilities:
Floating rate NOK bonds due 2023	(80,831)
Floating rate NOK bonds due 2024	(80,052)
Floating rate NOK bonds due 2025	(60,632)
Total liabilities	(655,560)
Fair value | Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for identical Assets/Liabilities (Level 1) | 5.75% senior unsecured convertible notes due 2021
Liabilities:
Convertible Debt, Fair Value Disclosures	(145,450)
Fair value | Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for identical Assets/Liabilities (Level 1) | 4.875% senior unsecured convertible notes due 2023
Liabilities:
Convertible Debt, Fair Value Disclosures	(137,470)
Fair value | Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for identical Assets/Liabilities (Level 1) | 7.25% senior unsecured sustainability-linked bonds due 2026
Liabilities:
Convertible Debt, Fair Value Disclosures	(151,125)
Fair value | Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Assets:
Available-for-sale debt securities	3,673	4,800
Derivative instrument, long-term assets	3,675
Total assets	7,348
Liabilities:
Interest rate/currency swaps, short-term payables	(1,714)
Interest rate/currency swaps, long-term payables	(21,357)
Total liabilities	(23,071)
Fair value | Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Assets:
Total assets	0
Liabilities:
Total liabilities	0
Carrying value | Fair Value, Measurements, Recurring
Assets:
Available-for-sale debt securities	8,293	9,431
Equity securities	1,480	10,367
Equity securities pledged to creditors	13,032	9,007
Derivative instrument, long-term assets	3,675	3,406
Liabilities:
Interest rate/currency swaps, long-term payables	(21,357)	(32,712)
Available-for-sale debt securities	8,293	9,431
Equity securities	14,512	19,374
Equity securities pledged to creditors	13,032	9,007
Derivative instrument, long-term assets	$ 3,675	$ 3,406